Consolidated Statement of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Statement of Operations [Abstract]
Revenue	$ 286,018	$ 298,540	$ 614,570	$ 656,662	$ 1,250,292	$ 1,089,374
Cost of Goods Sold	33,981	35,767	85,674	78,724	156,300	153,832
Gross Profit	252,037	262,773	528,896	577,938	1,093,992	935,542
Operating expenses:
Research and development	15,672	37,395	38,898	52,751	69,114	53,451
Depreciation and Amortization	86,708	98,997	169,357	193,093	368,605	350,526
General and administrative	607,750	829,989	1,387,052	2,028,240	3,388,421	2,813,041
Total Operating expenses	710,130	966,381	1,595,307	2,274,084	3,826,140	3,217,018
Operating loss	$ (458,093)	(703,608)	$ (1,066,411)	(1,696,146)	(2,732,148)	(2,281,476)
Other Income (Expense)
Interest expense - Related Party		(33,613)		(67,442)	(80,093)	(131,400)
Interest expense - Other	$ (11,842)	(12,327)	$ (23,682)	(26,621)	(50,627)	(59,897)
Gain (loss) on foreign currency exchange	17,723	(5,560)	(74,147)	(6,193)	(105,685)	$ 28,282
Loss on extinguishment of debt					(682,039)
Loss on extension of warrants					(146,488)
Change in fair value derivative liability	31,945	(523,277)	19,792	(269,993)	(252,633)
Total Other Income (expense)	37,826	(569,217)	(78,038)	(364,056)	(1,317,565)	$ (163,015)
Loss before Provision for Income Taxes	$ (420,267)	$ (1,278,385)	$ (1,144,448)	$ (2,066,395)	$ (4,049,713)	$ (2,444,491)
Provision for Income Taxes
Net Loss	$ (420,267)	$ (1,278,385)	$ (1,144,448)	$ (2,066,395)	$ (4,049,713)	$ (2,444,491)
Preferred Dividends			(82,446)
Net Loss available to common shareholders	$ (420,267)	$ (1,278,385)	(1,266,894)	$ (2,066,395)
Comprehensive Income (Loss)
Foreign Currency Translation Adjustment	19,076	5,905	(80,577)	6,427	(112,318)	34,375
Net Comprehensive Loss	$ (401,191)	$ (1,272,480)	$ (1,307,471)	$ (2,059,968)	$ (4,162,031)	$ (2,410,116)
Net Loss Per Share
Basic and diluted	$ (0.04)	$ (0.12)	$ (0.11)	$ (0.21)	$ (0.54)	$ (0.39)
Weighted Average Number of Shares Outstanding - Basic and Diluted	10,819,691	10,570,609	10,806,338	9,787,198	7,559,407	6,324,175